Salaries and social security expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Salaries and Social Security Expenses

	2025	2024	2023
Wages and salaries (i) (ii)	167,067	160,955	127,113
Social security costs	40,518	46,912	41,404
Equity-settled share-based compensation	11,896	6,680	8,581
	219,481	214,547	177,098
(i)Includes US$32,605, US$33,148 and US$35,007, capitalized in Property, Plant and Equipment for the years 2025, 2024 and 2023, respectively.

(ii) Wages and salaries expenses includes, as applicable, amounts related to a defined contribution retirement plan assumed in the acquisition of Profertil S.A. Under this plan, eligible employees who elect to participate contribute a specified percentage of their monthly compensation, and the company matches the employee contribution. Amounts contributed generally become payable to the employee only upon retirement, or earlier in limited circumstances (including certain voluntary terminations, dismissal without cause, death, or incapacity). The company may discontinue the plan at any time without incurring termination costs.